EQUIPMENT (Details) - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 424,312	$ 186,164	$ 183,132	$ 143,301	$ 114,472
Accumulated Depreciation	297,976	109,414	96,029	42,672	36,550
Property, Plant and Equipment, Net	126,336	76,750	87,103	100,629	77,922
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	262,853	152,246	148,214	107,369	77,650
Accumulated Depreciation	184,636	96,379	84,072	33,933	27,438
Property, Plant and Equipment, Net	78,217	55,867	64,142	73,436	50,212
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	36,795	22,496	23,496	23,832	24,909
Accumulated Depreciation	24,361	10,118	9,478	7,689	7,325
Property, Plant and Equipment, Net	12,434	12,378	14,018	16,143	17,584
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	28,800	0
Accumulated Depreciation	1,200	0
Property, Plant and Equipment, Net	27,600	0
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	84,442	0
Accumulated Depreciation	84,442	0
Property, Plant and Equipment, Net	0	0
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	11,422	11,422	11,422	12,100	11,913
Accumulated Depreciation	3,337	2,917	2,479	1,050	1,787
Property, Plant and Equipment, Net	$ 8,085	$ 8,505	$ 8,943	$ 11,050	$ 10,126